Document and Entity Information Document	Oct. 01, 2020	Jul. 28, 2020
Entity Information [Line Items]
Entity Central Index Key	0001065088
Entity Incorporation, State or Country Code	DE
Document Type	8-K
Document Period End Date	Oct. 01, 2020
Entity Registrant Name	eBay Inc.
Entity Address, Address Line One		2025 Hamilton Avenue
Entity Address, City or Town		San Jose
Entity Address, State or Province		CA
Entity Address, Postal Zip Code		95125
City Area Code		(408)
Local Phone Number		376-7008
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity File Number	001-37713
Entity Tax Identification Number	77-0430924
Amendment Flag	false
Common Stock
Entity Information [Line Items]
Title of 12(b) Security	Common stock
Trading Symbol	EBAY
Security Exchange Name	NASDAQ
6.000% Senior Notes Due On 2056
Entity Information [Line Items]
Title of 12(b) Security	6.00% Notes due 2056
Trading Symbol	EBAYL
Security Exchange Name	NASDAQ